Acquisitions (Series of Immaterial Acquisitions ) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Acquisitions	Dec. 31, 2013 Acquisitions	Dec. 31, 2012
Business Acquisition, Purchase Price Allocation [Abstract]
Purchase Price Allocation, Goodwill	$ 937,294,000	$ 905,347,000	$ 929,114,000
Series Of Individually Immaterial Business Acquisitions [Member]
Business Combinations, Total Acquisitions [Abstract]
Number Of Immaterial Business Acquisitions Share Deal	2	0
Number Of Immaterial Business Acquisitions Asset Deal	3	3
Total Number Of Businesses Acquired	5	3
Business Combination, Reason for Business Combination	The Company considers each of these acquisitions a “tuck-in”. Tuck-ins represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from these tuck-in acquisitions is largely attributable to assembled workforces and to expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies. Pro forma revenues and net income for these acquisitions have not been disclosed as the companies acquired are immaterial both individually and in the aggregate. The financial results of these acquisitions have been included in the Company’s financial statements from their dates of closing.
Business Acquisition, Purchase Price Allocation [Abstract]
Cash consideration, including holdbacks (as applicable)	98,638,000	3,262,000
Purchase Price Allocation, Receivables	6,493,000	294,000
Purchase Price Allocation, Intangible Assets	13,803,000	1,400,000
Purchase Price Allocation, Goodwill	68,244,000	845,000
Purchase Price Allocation, Capital Assets	19,786,000	1,288,000
Purchase Price Allocation, Accounts Payable	(9,688,000)	(565,000)
Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	68,244,000	845,000
Aggregate cash consideration (excluding holdbacks and contingent consideration)	69,016,000	2,848,000
Business Acquisition, Transaction Costs	564,000	781,000
Contingent Consideration Paid For Acquisitions Closed Prior Years	526,000	425,000
Acquisition Holdbacks	165,000	414,000
Business Acquisition Consideration Not Funded	29,457,000
Canada
Business Acquisition, Purchase Price Allocation [Abstract]
Purchase Price Allocation, Goodwill	362,599,000	383,473,000	409,296,000
Canada | Series Of Individually Immaterial Business Acquisitions [Member]
Business Combinations, Total Acquisitions [Abstract]
Number Of Immaterial Business Acquisitions Share Deal	1	0
Number Of Immaterial Business Acquisitions Asset Deal	0	1
Total Number Of Businesses Acquired	1	1
Business Acquisition, Purchase Price Allocation [Abstract]
Cash consideration, including holdbacks (as applicable)	0	505,000
Purchase Price Allocation, Goodwill	0	371,000
United States South [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Purchase Price Allocation, Goodwill	491,934,000	423,164,000	421,108,000
United States South [Member] | Series Of Individually Immaterial Business Acquisitions [Member]
Business Combinations, Total Acquisitions [Abstract]
Number Of Immaterial Business Acquisitions Share Deal	1	0
Number Of Immaterial Business Acquisitions Asset Deal	3	2
Total Number Of Businesses Acquired	4	2
Business Acquisition, Purchase Price Allocation [Abstract]
Cash consideration, including holdbacks (as applicable)	98,638,000	2,757,000
Purchase Price Allocation, Goodwill	68,244,000	474,000
United States Northeast [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Purchase Price Allocation, Goodwill	$ 82,761,000	$ 98,710,000	$ 98,710,000